SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenues		$ 1,547	$ 1,572	[1]	$ 4,254	$ 3,957	[1]
Cost of revenues		1,021	882	[1]	2,878	2,858	[1]
Gross profit		526	690	[1]	1,376	1,099	[1]
Research and development costs		1,582	793	[1]	6,812	2,881	[1]
General and administration expenses		2,644	2,335	[1]	10,380	6,191	[1]
Operating loss		(4,113)	(2,626)	[1]	(17,485)	(9,056)	[1]
Financial (income) expense		(116)	(63)	[1]	71	(143)	[1]
Loss before taxes on income		(1,399)	(3,228)	[1]	(18,319)	(5,963)	[1]
Income tax expense				[1]			[1]
Loss on disposal of discontinued operations					(1,009)
Net loss for the period from discontinued operations			(305)	[1]	(2,425)	(1,140)	[1]
Cash disposed of					(549)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues			501		824	1,352
Cost of revenues			445		767	1,255
Gross profit			56		57	97
Research and development costs			31		9	156
General and administration expenses			310		1,455	1,038
Operating loss			(285)		(1,407)	(1,097)
Other expense
Financial (income) expense			20		9	43
Loss before taxes on income			(305)		(1,416)	(1,140)
Income tax expense
Loss on disposal of discontinued operations	[2]				(1,009)
Net loss for the period from discontinued operations			$ (305)		(2,425)	(1,140)
Consideration received on disposal of discontinued operations					148
Cash disposed of					(549)
Net cash outflow on disposal of discontinued operations					(401)
Property, equipment and right of use assets, net					(416)
Trade and other receivables					(668)
Trade and other payables					223
Loans					94
Severance payments, net					159
Net assets disposed (other than cash):					(1,009)
Net cash flows provided by (used by) discontinued operations
From operating activities					515	25
From investing activities					(44)	(4)
From financing activities					(132)	(88)
Net cash flows provided by (used by) discontinued operations					$ 339	$ (67)

[1]	Reclassified due to discontinued operations.
[2]	The loss on disposal of discontinued operations was determined as follows: